Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
2024	$ 50,472
2025	41,071
2026	38,340
2027	37,891
2028	37,312
2029 and thereafter	167,892
Total	372,978
Operating lease liabilities, including current portion	290,857	$ 311,115
Discount based on incremental borrowing rate	$ 82,121